PROPERTY AND EQUIPMENT---NET	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT—NET
5.	PROPERTY AND EQUIPMENT—NET
Property and equipment—net composed of the following:

	June 30, 2023	December 31, 2022
Computer equipment	$144,202	$—
Furniture and fixtures	34,300	19,444
Leasehold improvements	8,299	5,902

Property and equipment—gross	186,801	25,346
Less: accumulated depreciation	(8,870)	(6,729)

Property and equipment—net	$177,931	$18,617

Depreciation expense for the three months ended June 30, 2023 and 2022, was $1,098 and $1,098, respectively and depreciation expense for the six months ended June 30, 2023, and 2022, was $2,141 and $2,141, respectively.